Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Trade payables	411	1,394
Payables on metals received from offtakes	3,710	-
Accrued interests on long-term debt	2,081	38
Other accrued liabilities	2,070	628
Sale taxes and other payables	7,038	5,378
	15,310	7,438